Property and Equipment,Net - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 119,053		¥ 138,294
Less: accumulated depreciation	(81,702)		(88,491)
Less: accumulated impairment loss	(5,338)		(17,508)
Property, equipment and software, net	32,013	$ 4,509	32,295
Electronic Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	86,939		101,947
Software
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	18,656		18,656
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	11,620		13,914
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 1,838		¥ 3,777